FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2003

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald Juvonen

Name:  Ronald Juvonen

Title:  Managing Member

Phone:  (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald J. Juvonen
--------------------------

Kennett Square, PA
--------------------------

June 30, 2003
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $ 449,349 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTAFF INC               COM        007094105    22816.6     2215200   SH          SOLE                   2215200
CENTURA SOFTWARE INC          COM        15640W103        0.030     30000   SH          SOLE                     30000
CARMAX, INC.                  COM        143130102   141991.4     4709500   SH          SOLE                   4709500
CSG SYS INTL INC              COM        126349109    44092.6     3107300   SH          SOLE                   3107300
CURAGEN CORP.                 COM        23126R101      305.3       57500   SH          SOLE                     57500
CYMER, INC.                   COM        232572107     4967.6      154900   SH          SOLE                    154900
DIAMOND TECHNOLOGY PARTNERS   COM        25278P106     8699.7     2396615   SH          SOLE                   2396615
EGL INC.                      COM        268484102    17170.7     1129650   SH          SOLE                   1129650
EGGHEAD.COM INC               COM        282330109        0.031     11300   SH          SOLE                     11300
GENTEX CORP                   COM        371901109    37190.7     1213400   SH          SOLE                   1213400
INVESTMENT TECH GRP INC       COM        461450108    70905.0     3812099   SH          SOLE                   3812099
J JILL GROUP IMC              COM        466189107    19470.1     1161700   SH          SOLE                   1161700
POWER INTEGRATIONS INC        COM        739276103    30949.1     1273100   SH          SOLE                   1273100
SPECTRALINK CORP              COM        847580107    21589.4     2205250   SH          SOLE                   2205250
VASTERA INC                   COM        92239N109    29200.8     4907700   SH          SOLE                   4907700